4. SIGNIFICANT JUDGMENTS AND SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2025
Notes
4. SIGNIFICANT JUDGMENTS AND SOURCES OF ESTIMATION UNCERTAINTY

4.SIGNIFICANT JUDGMENTS AND SOURCES OF ESTIMATION UNCERTAINTY

The preparation of financial statements under IFRS Accounting Standards requires management to make judgments in applying its accounting policies and estimates that affect the reported amounts of assets and liabilities at the period end date and reported amounts of expenses during the reporting period. Such judgments and estimates are, by their nature, uncertain. Actual outcomes could differ from these estimates.

The impact of such judgments and estimates is pervasive throughout these financial statements and may require accounting adjustments based on future occurrences. These judgments and estimates are continuously evaluated and are based on management’s experience and knowledge of the relevant facts and circumstances. Revisions to accounting estimates are recognized in the period in which the estimate is revised and are accounted for prospectively.

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the end of the reporting period, that could result in a material adjustment to the carrying amounts of assets and liabilities in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

a) Economic recoverability and probability of future economic benefits of mineral properties

The impairment of exploration and evaluation assets is influenced by judgment in defining a cash-generating unit and determining the indicators of impairment and estimates used to measure impairment losses. The Company is required to measure the recoverable amount of exploration and evaluation assets when there are indicators that their carrying value may be impaired. The assessment of any impairment of exploration and evaluation assets is dependent upon estimates of recoverable amounts that take into account factors such as economic and market conditions and useful lives of the assets.

b)Valuation of share-based payments

The Company uses the Black-Scholes option pricing model for valuation of share-based payments. Option pricing models require the input of subjective assumptions. Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

c)Recognition of deferred tax

The measurement of a deferred tax provision is subject to uncertainty associated with the timing of future events and changes in legislation, tax rates and interpretations by tax authorities. The estimation of taxes includes evaluating the recoverability of deferred tax assets based on an assessment of the Company’s ability to utilize the underlying future tax deductions against future taxable income prior to expiry of those deductions. Management assesses whether it is probable that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. To the extent that management’s assessment of the Company’s ability to utilize future tax deductions changes, the Company would be required to recognize more or fewer deferred tax assets, and future tax provisions or recoveries could be affected.